PREPAID EXPENSES AND OTHER ASSETS - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other assets:
Loans to third parties	¥ 516,079,000	¥ 172,071,000
Term of loans (years)	36 months
Allowance for loans	¥ 0	0	¥ 0
Minimum
Prepaid expenses and other assets:
Term of loans (years)	1 year
Maximum
Prepaid expenses and other assets:
Term of loans (years)	3 years
Asset management company
Prepaid expenses and other assets:
Loans to third parties	¥ 272,000,000	¥ 112,000,000
Annual interest rate (as a percent)	4.35%	4.90%
Third party guarantee company
Prepaid expenses and other assets:
Loans to third parties	¥ 241,000,000	¥ 60,000,000